Label	Element	Value
Invesco S&P 500 Quality ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED FUND TRUST SUPPLEMENT DATED DECEMBER 15, 2022 TO THE PROSPECTUSES DATED AUGUST 26, 2022: Invesco S&P 500® Quality ETF (SPHQ) (the “Fund”)
Risk/Return [Heading]	rr_RiskReturnHeading	Invesco S&P 500® Quality ETF
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective immediately, the following replaces the second and third paragraphs of the section titled “Principal Investment Strategies” in the Fund’s Summary Prospectus and in the section titled “Summary Information—Principal Investment Strategies” in the Fund’s Statutory Prospectus:
Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is composed of a subset of securities from the S&P 500® Index that the Index Provider has determined to have high “quality”—that is, stocks of companies that seek to generate higher revenue and cash flow than their counterparts through prudent use of assets and finances. The Index Provider assesses a security’s quality based on the following three fundamental measures: return on equity, accruals ratio and financial leverage ratio. Return on equity is calculated as the company’s trailing 12-month earnings per share divided by the company’s latest book value per share. Accruals ratio is computed using the change of the company’s net operating assets over the last year divided by the company’s average total assets over the last two years. Financial leverage is calculated as the company’s latest total debt divided by the company’s book value. The Index Provider assesses the quality of securities of companies in the financials or real estate sectors (according to the Global Industry Classification Standard (“GICS”)) based only on the return on equity and financial leverage ratio measures.
In selecting constituent securities for the Underlying Index, the Index Provider calculates the quality score of each security in the S&P 500® Index and then selects the 100 stocks with the highest quality score for inclusion in the Underlying Index. The Index Provider weights each component stock of the Underlying Index by the product of its quality score multiplied by its market capitalization in the eligible universe, subject to security and sector constraints and optimization procedures. Stocks with higher scores receive relatively greater weights.
Please Retain This Supplement For Future Reference.